Other Investments	12 Months Ended
Dec. 31, 2025
Other Investments [Abstract]
OTHER INVESTMENTS

10. OTHER INVESTMENTS

Other investments consist of keyman life insurance policies and are measured at fair value through net income. The fair value of these policies is based on the cash surrender value provided by the respective insurers.

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
At fair value through net income:
- Keyman insurance policies	123,506	158,809	152,217	124,505

On March 25, 2021 and June 6, 2024, the Company purchased two life insurance policies for Mr. Goh Kwang Yong, the CEO of the Company. The policy owners and beneficiaries are Jeneric Engineering Pte. Ltd. and Jeneric International Pte. Ltd.

On February 14, 2025, the Company purchased a life insurance policy for a key member of management of Jeneric Engineering Pte. Ltd., with Jeneric Engineering Pte. Ltd. as both the policy owner and beneficiary.

The premiums paid on commencement date for the three policies were S$150,006 (approximately US$116,660), S$27,712 (approximately US$21,552) and S$19,736 (approximately US$15,349), respectively.

As of December 31, 2025, 2024 and 2023, the cash surrender value of the insurance contracts was S$158,809 (approximately US$123,506), S$126,005 and S$ Nil, respectively. For the fiscal year ended December 31, 2025, 2024 and 2023, a fair value gain on other investments amounting to S$6,592 (approximately US$5,127), S$ Nil and S$1,500, respectively, was recorded in the consolidated statements of operations and comprehensive income.

As of December 31, 2025, 2024 and 2023, a life insurance policy for Goh Kwang Yong amounting to S$127,255 (approximately US$98,966), S$124,505 and S$124,505, respectively, has been pledged to a bank as security for a banking facility (Note 13).

The Company classifies the fair value measurement of these insurance policies within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the cash surrender values provided by the insurance companies, and does not involve significant unobservable inputs.